Operating Costs And Expenses - Summary of Operating Provisions (Reversals) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating provisions reversals [line items]
Estimated losses on doubtful accounts receivables (Note 8)	R$ 264	R$ 248	R$ 382
Estimated losses on other accounts receivables	(4)	27	40
Contingency provisions (reversals) (Note 25)	0	0	0
Labor claims	42	206	120
Civil	13	27	30
Tax	(5)	7	2
Environmental	1
Regulatory	(2)	(3)
Other	2	(6)	31
Other provisions	51	231	183
Operating provision (Reversals)	311	506	605
Adjustment for losses
Provision for losses	155	348	99
Operating provision (reversals) and adjustment for losses , Total	466	854	704
Put option [Member] | Sonda [Member]
Adjustment for losses
Provision for losses		1	(5)
Put option [Member] | RME and LEPSA [member]
Adjustment for losses
Provision for losses	48	231	55
Put option [Member] | SAAG [Member]
Adjustment for losses
Provision for losses	R$ 107	R$ 116	R$ 49